Business Combination - Summary of Shares Issued (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 11, 2021	Sep. 30, 2021	Aug. 10, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Ordinary shares outstanding (in shares)	126,675,000	126,675,098		33,637,762	33,337,115
PIPE Investors (in shares)	10,000,000
Shares issued, price per share (in dollars per share)	$ 10.00
SC Health
Business Acquisition [Line Items]
Equity consideration issued (in shares)	1,777,000
SC Health Sponsor
Business Acquisition [Line Items]
Equity consideration issued (in shares)	10,563,000
Cowen and BCW Securities
Business Acquisition [Line Items]
Equity consideration issued (in shares)	319,000
Business combination, transaction costs payable to acquiree		$ 3.2
Legacy Rockley
Business Acquisition [Line Items]
Ordinary shares outstanding (in shares)			104,016,000